Income Taxes	12 Months Ended
Mar. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
17.	Income Taxes

The components of income before income taxes and equity in net earnings of equity method investees are as follows:

	2013	2014	2015
	US$	US$	US$
– Domestic	(7,177,897)	(9,264,032)	(12,188,901)
– Foreign	(4,371,884)	1,639,852	(1,608,878)
Loss before income taxes and equity in net loss (earning) of equity method investee	(11,549,781)	(7,624,180)	(13,797,779)
Current income tax expense (benefit)	(33,248)	(152,774)	14,791

The reconciliation of estimated income tax expense at Indian statutory income tax rate to income tax expense reported in the statements of comprehensive loss is as follows:

	2013	2014	2015
	US$	US$	US$
Loss before income taxes and equity in net loss (earning) of equity method investee	(11,549,781)	(7,624,180)	(13,797,779)

Indian statutory income tax rate	32.445%	33.990%	34.608%

Expected income tax expense	(3,747,327)	(2,591,459)	(4,775,135)

Tax effect of:–
Adjustments to reconcile expected income tax expense to reported income tax expense:

Employee stock-based compensation	245,313	163,683	147,674
Valuation allowance recognized during the year	3,060,830	1,998,669	4,875,019
Goodwill impairment	648,900	—	—
Tax in foreign jurisdictions	(142,710)	262,459	(247,558)
Earnings (loss) of equity method investees	27,354	—	—
Others	(125,608)	13,874	14,791
Income tax expense (benefit)	(33,248)	(152,774)	14,791

The tax effects of significant temporary differences that resulted in deferred tax assets and liabilities are as follows:

	As of March 31,
	2014	2015
	US$	US$
Net operating loss carry forwards	7,262,789	10,354,525
Depreciation and amortization	5,573,817	7,530,972
Allowances for doubtful accounts receivables	218,415	229,168
Employee benefits	320,564	330,849
Minimum alternate tax credit	284,859	273,526
Loss of equity method investees	256,483	250,758
Gross deferred tax assets	13,916,927	18,969,798
Valuation allowance	(13,916,927)	(18,969,798)
Deferred tax assets	—	—

Movements in valuation allowance:

	As of March 31,
	2014	2015
	US$	US$
Balance as at beginning of the year	12,673,121	13,916,927
Valuation allowance recognized during the year	1,998,669	4,875,019
Increase (reduction) in deferred tax asset and corresponding valuation allowance pertaining to earlier years	(41,757)	691,218
Effect of currency translation	(713,106)	(513,366)
Balance as at end of the year	13,916,927	18,969,798

Rediff India’s (including Vubites) net operating loss carry forwards aggregating approximately US$16,942,394 as of March 31, 2015 will expire between April 2015 and March 2023.

As of March 31, 2015, ValuCom has net operating loss carry forwards available to offset future federal taxable income of US$3,033,000, which expire in years 2021 through 2031.

As of March 31, 2015, Rediff Holdings, Inc. has net operating loss carry forwards of approximately US$6,229,000 for federal income tax purposes, which expire in years 2020 through 2035.

Rediff’s unabsorbed depreciation of US$18,642,739 can be indefinitely carried forward.

Realization of the future tax benefits related to the deferred tax asset is dependent on many factors, including the Company’s ability to generate taxable income within the net operating loss carry forward period. Management has considered these factors and believes that a valuation allowance is required for each of the periods presented.

Recoverable taxes mainly consist of withholding tax on income from advertising services and interest income, which the Company claimed as refund.

There were no unrecognised tax benefit as at fiscal year ended March 31, 2013, 2014 and 2015.

The Company’s two major tax jurisdictions are India and the U.S. In India, tax returns from fiscal year 2010 are subject to examination by the direct taxing authority. The assessments for fiscal year 2000 onwards are subject matters of appeals with the direct taxing authorities. The Company’s U.S. federal and state tax returns pertaining to fiscal year 2012 onwards remains subject to examination in accordance with the statute of limitation prescribed by the relevant authorities.